UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  1500 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations

Phone:    901-729-8100

Signature, Place, and Date of Signing:

  /s/ Lance Wayne Hollingsworth       Memphis, TN         January 31, 2010
  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total:  $   104,799
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------   --------------   ---------  --------  ------------------- ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                            CURRENT   SHRS OR  SH/   PUT/ INVESTMENT   OTHER    -------------------
       NAME OF ISSUER           TITLE OF CLASS     CUSIP     VALUE    PRN AMT  PRN   CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------   --------------   ---------  --------  -------  ----  ---- ----------  --------  ----  ------  ----
Vanguard Emerging Market ETF    EMR MKT ETF       922042858 9,117,119 189,364                                 166,230         23,134
iShares M* Mid Cap Growth       MID GRWTH INDX    464288307 8,404,858  87,265                                  78,374          8,891
iShares M* Mid Cap Core         MID CORE INDEX    464288208 8,015,835  94,375                                  85,745          8,630
i-S&P MidCap 400 Index          S&P MIDCAP 400    464287507 7,657,682  84,438                                  75,782          8,656
iShares M* Small Cap Growth     SMLL GRWTH IDX    464288604 7,092,840  83,929                                  75,794          8,135
iShares S&P Global Consumer Di  S&P GL CONSUM     464288745 6,415,583 120,124                                 110,997          9,127
iShares S&P Global Telecom      S&P GBL TELCM     464287275 6,055,127 103,915                                  93,417         10,498
iShares S&P Global Consumer St  S&P GL C STAPL    464288737 5,799,902  92,843                                  84,988          7,855
iShares DJ Intl Real Estate     DJ INTL REAL EST  78463X863 5,063,937 130,078                                 122,652          7,426
iShares S&P Global Materials    S&P GLB MTRLS     464288695 4,294,941  58,634                                  53,351          5,283
Vanguard REIT ETF               REIT ETF          922908553 2,256,604  40,755                                  36,988          3,767
Berkshire Hathaway Class B      COM               84670702  2,104,852  26,275                                  21,175          5,100
Procter & Gamble Co             COM               742718109 2,046,080  31,806                                  28,441          3,365
iShares S&P 500                 S&P 500 INDEX     464287200 1,786,816  14,153                                  10,351          3,802
iShares M* Large Cap Growth     LRGE GRW INDX     464287119 1,733,071  26,447                                  23,468          2,979
Exxon Mobil Corporation         COM               30231G102 1,497,571  20,481                                  16,721          3,760
iShares M* Large Cap Value      LARGE VAL INDX    464288109 1,411,873  23,717                                  15,257          8,460
First Horizon Bank              COM               320517105 1,351,543 114,732                                 100,420         14,312
i-S&P SmallCap 600 Index        S&P SMLCAP 600    464287804 1,109,633  16,206                                  12,378          3,828
IBM                             COM               459200101 1,099,206   7,490                                   7,490
iShares M* Small Cap Value      SMLL VAL IDX      464288703 1,081,324  13,080                                  12,650            430
Royal Bank of Canada            COM               780087102   997,510  19,051                                  19,051
iShares MSCI EAFE               MSCI EAFE IDX     464287465   926,630  15,916                                  14,018          1,898
Johnson & Johnson               COM               478160104   789,493  12,765                                  10,150          2,615
AT&T                            COM               00206R102   783,809  26,678                                  22,303          4,375
Coca Cola Company               COM               191216100   700,793  10,655                                   6,590          4,065
General Electric                COM               369604103   693,698  37,928                                  36,568          1,360
Vanguard Scottsdale Fds         SHRT-TERM CORP    92206C409   672,693   8,690                                   5,520          3,170
iShares M* Mid-Cap Value        MID VAL IDX       464288406   670,994   8,858                                   8,858
Berkshire Hathaway A            COM               84990175    602,250     500                                     500
Mid-American Apartment          COM               59522J103   579,092   9,121                                   5,621          3,500
Federal Express Corp.           COM               31428X106   570,337   6,132                                   5,057          1,075
Wal-Mart Stores, Inc.           COM               931142103   528,631   9,802                                   6,302          3,500
Genesis Energy Lp               UNIT LTD PARTN    371927104   525,360  19,900                                  16,800          3,100
Enterprise Products Partners L  COM               293792107   524,536  12,606                                   3,991          8,615
Autozone, Inc.                  COM               53332102    477,850   1,753                                   1,553            200
iShares EAFE Value              MSCI VAL IDX      464288877   472,923   9,315                                   9,315
Chevron Texaco                  COM               166764100   460,721   5,049                                   3,648          1,401
SPDR SERIES TR S&P Dividend ETF S&P DIVID ETF     78464A763   418,959   8,060                                   6,885          1,175
Conocophillips                  COM               20825C104   398,521   5,852                                   1,988          3,864
Pfizer, Inc.                    COM               717081103   397,512  22,702                                  11,552         11,150
P P G Industries Inc.           COM               693506107   397,483   4,728                                   4,728
Rydex Russell 50 Index          TOP 50 ETF        78355W205   360,515   4,028                                   1,830          2,198
Idexx Labs Inc.                 COM               45168D104   346,100   5,000                                   5,000
Philip Morris International     COM               718172109   337,952   5,774                                   5,774
Suntrust Banks Inc.             COM               867914103   321,511  10,895                                   7,395          3,500
Alliance Bernstein              COM               01881G106   313,789  13,450                                   5,450          8,000
America Movil SA CV             COM               02364W105   303,902   5,300                                   5,300
Schwab Strategic Tr Large
  Cap Index                     US LRG CAP ETF    808524201   288,215   9,620                                   9,620
Walgreen Company                COM               931422109   282,523   7,252                                   6,210          1,042
Wells Fargo & Co New            COM               949746101   281,377   9,080                                   5,080          4,000
iShares EAFE Small Cap          MSCI Sm Cap       464288273   279,641   6,625                                   2,000          4,625
Nustar Energy                   COM               67058H102   277,920   4,000                                   1,000          3,000
Verizon Communications          COM               92343V104   274,719   7,678                                   4,853          2,825
Apple Computer, Inc.            COM               37833100    265,467     823                                     773             50
Vanguard Bond Index Fd Inc      SHORT TRM BOND    921937827   264,311   3,285                                   3,285
DirecTV                         COM               25490A101   263,658   6,603                                   6,603
Kraft Foods Inc.                COM               50075N104   263,045   8,348                                   5,648          2,700
Templeton Emrgng Market Fund    COM               880191101   245,953  10,435                                   3,075          7,360
Charles Schwab Corp.            COM               808513105   236,148  13,802                                   7,202          6,600
Bristol-Meyers Squibb Co.       COM               110122108   234,984   8,874                                   5,925          2,949
Microsoft Corp.                 COM               594918104   214,098   7,671                                   7,171            500
Akamai Technologies             COM               00971T101   211,725   4,500                                   1,500          3,000
Plum Creek Timber Co.           COM               729251108   211,593   5,650                                   2,150          3,500
Schwab Strategic Tr
  Small Cap Index               US SML CAP ETF    808524607   209,196   6,099                                   6,099
iShares MBS Bond                BARCLYS MBS BD    464288588   200,602   1,900                                   1,600            300
Nuveen Real Estate Fund         COM               67071B108   134,463  13,300                                       -         13,300
Level 3 Communications          COM               52729N100    67,326  68,700                                  28,000         40,700
Credit Suisse High Yield        COM               224916106    58,740  16,500                                       -         16,500
G T X Inc                       COM               40052B108    39,117  14,761                                  14,461            300
Active Power Inc.               COM               00504W100    24,627  10,011                                       -         10,011